Document And Entity Information	6 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Central Index Key	0001806905
Document Type	POS AM
Amendment Description	AMENDMENT NO. 24
Entity Registrant Name	ALE GROUP HOLDING LIMITED
Entity Incorporation, State or Country Code	D8
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true